Fair Value Measurements Recurring Measurements and Additional (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Additional disclosures:
Fair Value, Level 1 to level 2 Transfers, Amount	$ 0	$ 0
Fair Value, Level 2 to level 1 Transfers, Amount	0	0
Wiltel Guarantee [Member]
Additional disclosures:
Guarantor Obligations, Maximum Exposure, Undiscounted	32
Carrying Amount [Member]
Additional disclosures:
Other receivables	15	12
Long-term debt, including current portion	(23,409)	(23,987)	[1]
Guarantees	(44)	(29)
Carrying Amount [Member] | Former Venezuela Operations [Member]
Additional disclosures:
Notes Receivable, Fair Value Disclosure	0	0
Fair Value [Member]
Additional disclosures:
Other receivables	15	30
Long-term debt, including current portion	(24,090)	(19,606)	[1]
Guarantees	(30)	(16)
Fair Value [Member] | Former Venezuela Operations [Member]
Additional disclosures:
Notes Receivable, Fair Value Disclosure		18
Level 1 [Member]
Additional disclosures:
Other receivables	15	10
Long-term debt, including current portion	0	0	[1]
Guarantees	0	0
Level 2 [Member]
Additional disclosures:
Other receivables	0	2
Long-term debt, including current portion	(24,090)	(19,606)	[1]
Guarantees	(14)	(16)
Level 3 [Member]
Additional disclosures:
Other receivables	0	18
Long-term debt, including current portion	0	0	[1]
Guarantees	(16)	0
Fair Value, Measurements, Recurring [Member] | Carrying Amount [Member]
Measured on a recurring basis:
ARO Trust investments	96	67
Fair Value, Measurements, Recurring [Member] | Carrying Amount [Member] | Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivatives assets	2
Fair Value, Measurements, Recurring [Member] | Carrying Amount [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivatives assets	1	5
Energy derivatives liabilities	(6)	(2)
Fair Value, Measurements, Recurring [Member] | Fair Value [Member]
Measured on a recurring basis:
ARO Trust investments	96	67
Fair Value, Measurements, Recurring [Member] | Fair Value [Member] | Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivatives assets	2
Fair Value, Measurements, Recurring [Member] | Fair Value [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivatives assets	1	5
Energy derivatives liabilities	(6)	(2)
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Measured on a recurring basis:
ARO Trust investments	96	67
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivatives assets	0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivatives assets	0	0
Energy derivatives liabilities	0	0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Measured on a recurring basis:
ARO Trust investments	0	0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivatives assets	2
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivatives assets	0	3
Energy derivatives liabilities	0	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Measured on a recurring basis:
ARO Trust investments	0	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivatives assets	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivatives assets	1	2
Energy derivatives liabilities	$ (6)	$ (2)

[1]	Excludes capital leases.